Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 2,382	$ 2,000
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Security deposit		252
Other recoverable taxes (Goods and services tax and value-added tax)	222	646
Insurance asset	1,500
Trade and other receivables	$ 6,048	$ 4,842